Schedule of Investments
March 31, 2024 (unaudited)
Manor Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 95.47%

Beverages - 2.64%
PepsiCo, Inc.	1,376	240,814

Cogeneration Services & Small Power Producers - 0.72%
The AES Corp.	3,674	65,875

ComputerPeripheral Equipment - 2.94%
Palo Alto Networks, Inc. (2)	945	268,503

Computer Storage Devices - 2.26%
NetApp, Inc.	1,961	205,846

Converted Paper & Paperboard Products (No Container/Boxes) - 5.49%
Avery Dennison Corp.	2,244	500,973

Crude Petroleum & Natural Gas - 3.75%
Devon Energy Corp.	6,811	341,776

Engines & Turbines - 3.76%
Cummins, Inc.	1,164	342,973

Finance Services - 3.86%
Apollo Global Management, Inc. Class A	3,136	352,643

Hospital & Medical Service Plans - 4.57%
Elevance Health, Inc.	805	417,425

Life Insurance - 1.92%
Metlife, Inc.	2,368	175,492

National Commercial Banks - 6.46%
JP Morgan Chase & Co.	1,751	350,725
PNC Financial Services Group, Inc.	1,479	239,006

		589,731

Operative Builders - 4.01%
D.R. Horton, Inc.	2,226	366,288

Petroleum Refining - 4.87%
Valero Energy Corp.	2,603	444,306

Pharmaceutical Preparations - 3.73%
AbbVie, Inc.	1,871	340,709

Retail-Grocery Stores - 1.97%
The Kroger Co.	3,144	179,617

Retail-Lumber & Other Building Materials Dealers - 3.33%
Lowes Cos., Inc.	1,192	303,638

Search, Detection, Navigation, Guidance, Aeronautical & Nautical Systems & Instruments - 2.61%
Northrop Grumman Corp.	498	238,373

Semiconductors & Related Devices - 17.37%
Applied Materials, Inc.	3,645	751,708
Microchip Technology, Inc.	4,272	383,241
NVIDIA Corp. (2)	240	216,854
Skyworks Solutions, Inc.	2,155	233,430

		1,585,233

Services-Computer Programming, Data Processing, Etc. - 2.74%
Alphabet, Inc. Class A (2)	1,658	250,242

Services-Prepackaged Software - 6.34%
Microsoft Corp.	1,375	578,490

Services-Video Tape Rental - 3.12%
Netflix, Inc. (2)	469	284,838

Transportation Services - 3.50%
Booking Holdings, Inc.	88	319,253

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 3.49%
Cencora, Inc.	1,310	318,318

Total Common Stock	(Cost $ 3,623,008)	8,711,356

Real Estate Investment Trusts - 3.46%

Equinix, Inc.	382	315,276

Total Real Estate Investment Trusts	(Cost $ 142,184)	315,276

Money Market Registered Investment Companies - 1.13%

First American Government Obligation Fund Class Z - 5.18% (3)	103,564	103,564

Total Money Market Registered Investment Companies	(Cost $ 103,564)	103,564

Total Investments - 100.06%	(Cost $ 3,868,755)	9,130,196

Liabilities in Excess Of Other Assets- -.06%		(5,737)

Total Net Assets - 100.00%		9,124,459

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 28, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$9,130,196	$0
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$9,130,196	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 28, 2024.